Operating Lease (Details) - Schedule of future minimum lease payments on operating leases - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of future minimum lease payments on operating leases [Abstract]
2021	$ 380,801
Total minimum lease payments	380,801
Short term lease	(32,396)
Imputed interest	(11,868)
Present value of minimum lease payments	336,537
Less: classified as current liabilities	(336,537)	$ (431,995)
Non-current liabilities		$ 296,481